Short-Term Investments	12 Months Ended
Dec. 31, 2016
Cash And Cash Equivalents [Abstract]
Short-Term Investments	Note 9—Short-Term Investments The Company’s short-term investments are comprised of deposit accounts with U.S. commercial banks.